Subsequent Events (Details Narrative) (10-K) - USD ($)											3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 12, 2018	Feb. 14, 2018	Feb. 09, 2018	Jan. 23, 2018	Jan. 16, 2018	Jan. 11, 2018	Jan. 09, 2018	Jan. 04, 2018	Jan. 03, 2018	Jan. 02, 2018	Dec. 31, 2017	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Proceeds from warrant exercise													$ 100,000
Number of warrant shares											964,000				964,000
Warrant exercise price																$ 1.00
Shares issued, price per share												$ 1.10		$ 1.10
Number of common stock shares issued											800,000	181,818
Debt conversion of stock															200,000
Subsequent Event [Member]
Debt conversion of stock							400,000
Debt conversion price per stock							$ 1.25
Subsequent Event [Member] | Series A Convertible Preferred Stock [Member]
Proceeds from issuance of preferred stock							$ 445,000
Subsequent Event [Member] | Advisory Agreement [Member] | Blockchain Industries, Inc. [Member]
Shares issued, price per share						$ 1.05
Number of common stock shares issued						1,000,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Series A Convertible Preferred Stock [Member]
Aggregate purchase price							$ 500,000
Subsequent Event [Member] | Restricted Shares [Member] | Third Parties [Member]
Shares issued for services, shares				200,000				581,171	581,171
Shares issued, price per share	$ 1.05			$ 1.37				$ 1.82	$ 1.82
Subsequent Event [Member] | Restricted Shares [Member] | Two Parties [Member]
Shares issued for services, shares			200,000
Shares issued, price per share			$ 0.97
Subsequent Event [Member] | Restricted Shares [Member] | Two Third Parties [Member]
Shares issued for services, shares		200,000
Shares issued, price per share		$ 1.37
Subsequent Event [Member] | Restricted Shares [Member] | Third Party [Member]
Shares issued for services, shares	80,000
Subsequent Event [Member] | Class C Warrants [Member]
Number of warrant shares										100,000
Warrant exercise price										$ 1.00
Subsequent Event [Member] | Class N Warrants [Member]
Number of warrant shares							400,000
Warrant exercise price							$ 1.25
Warrant term							3 years
Subsequent Event [Member] | Institutional Investor [Member] | Class C Warrants [Member]
Proceeds from warrant exercise										$ 100,000
Number of warrant shares										100,000
Subsequent Event [Member] | Key Employee [Member] | Restricted Shares [Member]
Shares issued for services, shares					20,000
Shares issued, price per share					$ 1.80